CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (2,923)	$ 6,683	$ 7,838
Adjustments required to reflect cash flows from operations:
Depreciation and amortization	2,727	2,327	2,308
Share in profits of equity investee	(392)	(445)	(453)
Share-based compensation expense	2,580	1,633	852
Loss on sale of property, plant and equipment		37
Change in inventories	(4,516)	(243)	(9,629)
Change in accounts receivable	5,597	(881)	5,304
Change in accounts payable and accruals	(1,890)	2,300	(3,868)
Change in other non-current assets	65	(304)	(141)
Change in retirement benefits obligation	137	91	(246)
Net cash provided by operating activities	1,385	11,198	1,965
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment and intangible assets	(2,114)	(2,869)	(6,361)
Change in bank and other deposits, net	1,858	2,995	(20,009)
Investment in marketable securities	(32,448)	(9,428)	(42,499)
Investment in equity investee			(92)
Proceeds from liquidation of an equity investee	64
Proceeds from sale of marketable securities	16,688	9,299	5,285
Proceeds from sale of property, plant and equipment		11
Change in funds in respect of retirement benefits obligation	(30)	(70)	118
Net cash used in investing activities	(15,982)	(62)	(63,558)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of long-term bank loan			(4,200)
Proceeds from exercise of options	191	536	1,756
Share issuance costs			(78)
Net cash provided by (used in) financing activities	191	536	(2,522)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(14,406)	11,672	(64,115)
BALANCE OF CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	21,987	10,315	74,430
BALANCE OF CASH AND CASH EQUIVALENTS AT END OF YEAR	7,581	21,987	10,315
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid			187
Income taxes paid, net of refunds	308	268	691
Supplementary information on financing and investing activities not involving cash flows
Amount included in trade payables in respect of acquisition of property, plant and equipment	$ 313	$ 450	$ 622